Acquisition/ Deconsolidation	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
Acquisition/ Deconsolidation

NOTE 3: ACQUISITION/DECONSOLIDATION

On June 7, 2017, after its special meeting of stockholders, Navios Containers announced the approval of the acquisition of five 4,250 TEU containerships from Navios Partners and the charter-out contracts for an aggregate purchase price of $64,000. Out of the total purchase price an amount of $40,000 was paid from the proceeds of the private placement on June 8, 2017 and the $24,000 balance as a seller’s credit by Navios Partners for a period of up to 90 days from the purchase date at LIBOR plus 375 bps. On June 30, 2017 and August 29, 2017, Navios Containers paid to Navios Partners $10,000 and $14,000, respectively, in relation to this agreement.

On August 29, 2017, Navios Containers closed its private placement of 10,000,000 shares at a subscription price of $5.00 per share, resulting in gross proceeds of $50,000. Navios Partners invested $10,000 and received 2,000,000 shares. Navios Partners also received warrants, with a five-year term, for 6.8% of the equity. Immediately after the Navios Containers’ private placement, Navios Partners’ ownership of the outstanding voting stocks of Navios Containers decreased to 39.9% and Navios Partners no longer controls a majority of the voting power of Navios Containers. From that date onwards, Navios Containers has been considered as an affiliate entity of Navios Partners and not as a controlled subsidiary of the Company and the investment in Navios Containers has been accounted for under the equity method due to the Company’s significant influence over Navios Containers.

On August 29, 2017, based on the equity method, the Company recorded an investment in Navios Containers of $40,000, which represents the fair value of the common stocks that were held by Navios Partners on such date. The remeasurement of the retained investment in Navios Containers was determined by reference to the share price of Navios Containers in the N-OTC market and had no impact in Company’s income statement.

On August 29, 2017, the Company calculated a gain on change in control of $4,068 which is equal to the fair value of the Company’s investment in Navios Containers of $30,000 (including the cash paid for retaining a 39.9%) less the Company’s 59.7% interest in Navios Containers’ net assets of approximately $43,494 on August 29, 2017.

As of December 31, 2018, Navios Partners held 11,592,276 common units (33.5% of the equity), and Navios Holdings held 1,263,276 common units (3.7% of the equity) of Navios Containers.